CONTINGENCIES (Details) € in Thousands														1 Months Ended				12 Months Ended
	Jan. 26, 2016 loan action	Dec. 18, 2015 USD ($)	Jun. 16, 2015 EUR (€)	Mar. 05, 2015 employee	Sep. 11, 2014	Aug. 29, 2014 USD ($)	Aug. 06, 2014 USD ($)	Jul. 22, 2014 USD ($)	Feb. 05, 2014 EUR (€)	Jan. 14, 2014 USD ($)	Jul. 02, 2013 banks	Oct. 21, 2008 USD ($)	Oct. 20, 2008 claim	May 31, 2014	Apr. 30, 2014 complaints	Apr. 30, 2011 banks	Dec. 31, 2009 plaintiff	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) trust classes action	Nov. 24, 2015 trust	Aug. 19, 2015 trust	Jul. 28, 2015 lawyer	Nov. 24, 2014 trust	Jun. 18, 2014 trust	Apr. 07, 2014 USD ($) trust	Oct. 31, 2012 USD ($)	Feb. 08, 2012 USD ($)	Dec. 31, 2007 USD ($)
Contingencies
Possible loss, high end of the range																			$ 3,500,000,000
Number of putative classes of plaintiffs | classes																			2
Mortgage-backed securities trustee actions
Contingencies
Number of MBS trusts which company serves as trustee | trust																								48
Number of MBS trusts | trust																							27
Number of MBS trusts allowed to proceed with claim | trust																							3
Number of MBS trusts dismissed from claims | trust																							24
Residential Mortgage-Backed Securities Investor Actions and Repurchase Claims
Contingencies
Number of actions filed | action																			6
Number of private-label securitizations | trust																			4
Residential Mortgage-Backed Securities Investor Actions and Repurchase Claims | Subsequent event
Contingencies
Number of claims dismissed | action	3
Number of claims pending | action	3
Number of loans | loan	2,900
Alternative investment fund related litigation and other matters
Contingencies
Estimate of possible loss																										$ 400,000,000
Lehman Brothers Bankruptcy
Contingencies
Loss contingency damages sought							$ 70,000,000
Proofs of claims																											$ 2,600,000,000
Bankruptcy claims clearing obligations amount to avoid from setoff related to terminated derivative contracts																											2,000,000,000
Bankruptcy claim clearing obligations amount to avoid from setoff																											$ 500,000,000
Terra Firma Oral Misrepresentation
Contingencies
Number of plaintiffs | plaintiff																	2
Tribune Company bankruptcy
Contingencies
Business acquisition price LBO																												$ 11,000,000,000
Financing of Storage at Quingdao and Penglai Ports | Fraud litigation
Contingencies
Loss contingency damages sought								$ 285,000,000
In Re Citigroup Inc. Securities Litigation | Mortgage-backed securities trustee actions
Contingencies
Aggregate original purchase amount																			$ 1,200,000,000
Aggregate original purchase amount of the purchases covered by tolling agreements																			$ 500,000,000
In Re Citigroup Inc. Securities Litigation | Residential Mortgage-Backed Securities Investor Actions and Repurchase Claims
Contingencies
Number of Investors | trust																									18
Number of entity sponsored mortgage securitization trusts | trust																									68
Amount of binding offer																									$ 1,125,000,000.000
Number of entity sponsored mortgage securitization trusts with settlement | trust																									64
Number of entity sponsored mortgage securitization trusts excluded from settlement																									4
Fixed Income Shares, Series M | Mortgage-backed securities trustee actions
Contingencies
Number of MBS trusts | trust																				24
Number of additional mortgage-based securities trusts | trust																				1
Federal Deposit Insurance Corporation | Residential Mortgage-Backed Securities Trustee Actions
Contingencies
Number of MBS trusts | trust																					1
Parmalat
Contingencies
Claims settled | claim													3
Damages awarded												$ 431,000,000
Parmalat | Judicial Ruling
Contingencies
Damages awarded						$ 431,000,000
Abu Dhabi Investment Authority
Contingencies
Third party equity investment																												7,500,000,000
Credit Default Swaps Matters
Contingencies
Number of Investment Banks Involved Under Investigation | banks											12					16
Antitrust Litigation
Contingencies
Payments for legal settlements		$ 394,000,000
Antitrust Litigation | Forecast
Contingencies
Payments for legal settlements																		$ 8,000,000
Sullivan
Contingencies
Period of Motion to Stay Discovery					8 months
Parmalat Litigation | Milan Court of Appeal | Citibank, N.A.
Contingencies
Loss contingency damages sought | €			€ 1,800,000
Litigation settlement, amount | €									€ 500
Number of defendants | employee				8
Interchange Fees Litigation
Contingencies
Litigation settlement, amount										$ 6,050,000,000
Basis points on interchange collected										0.10%
Period of collecting interchange fees										8 months
Number of lawyers | lawyer																						2
Oceanografia Fraud and Related Matters
Contingencies
Number of complaints filed by stockholders | complaints															2
Minimum | Financing of Storage at Quingdao and Penglai Ports | Fraud litigation
Contingencies
Agreement term														3 months
Minimum | Abu Dhabi Investment Authority
Contingencies
Estimate of possible loss																												$ 4,000,000,000
Maximum | Financing of Storage at Quingdao and Penglai Ports | Fraud litigation
Contingencies
Agreement term														6 months